                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09037

                             Nuveen Investment Trust III
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                                Chicago, IL 60606
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 917-7700
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: March 31, 2005
                                                --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

  Portfolio Manager's Comments for the Nuveen Short Duration Bond Fund

  The Nuveen Short Duration Bond Fund features portfolio management by Nuveen Asset Management. Recently we spoke with Andrew Stenwall, Managing Director, Taxable Fixed Income and the Fund's portfolio manager, about the Fund's performance and management strategy.

--------------------------------------------------------------------------------

How did the Fund perform during the period from its inception in December 2004 through March 31, 2005?

The table on the next page provides total return performance information for the Nuveen Short Duration Bond Fund as of March 31, 2005. The table also compares the Fund's performance to appropriate benchmarks. During the inception period, the Fund's total return at NAV slightly underperformed its benchmarks, the Citigroup 1-3 year Treasury Index and the Lipper Short Investment Grade Debt Category Average. Due to the short time period and the Fund's gradual application of its strategy during the invest-up period, it is difficult to compare the Fund's results to that of its benchmarks.

What is your overall portfolio management strategy?

Under normal market conditions the fund will invest at least 80% of its net assets in income producing short-term securities. Typically, the fund's average duration will be approximately one and one-half years but it will not exceed three years. The fund will normally invest at least 80% of its net assets either in securities rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency or non-rated securities if we judge them to be investment grade equivalent. While substantially all of the fund's assets will be invested in U.S. dollar denominated securities, up to 10% of the fund's net assets may have non-U.S. dollar currency exposure through the fund's investment in foreign interest rate and currency derivatives as well as non-U.S. dollar denominated foreign securities. To pursue its objective, to provide high current income consistent with minimal fluctuations of principal, the fund will principally invest in corporate debt securities, including bonds, notes and debentures; U.S. government obligations; foreign debt securities; mortgage-related securities issued by governments, their agencies or instrumentalities, or corporations and asset-backed securities. In seeking to enhance return, the fund may also invest in certain other securities. The fund may invest up to 20% of its net assets in high yield debt securities, including up to 10% of its net assets in foreign entities that are located in emerging markets. The fund may also use futures, interest rate swaps, foreign interest rate swaps, total return swaps, currency swaps, options, credit derivatives and other fixed income derivative instruments. The fund may also utilize these securities to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset. The fund may engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity.


--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

                           Semiannual Report  Page 1

Class A Shares
Cumulative Total Returns
as of 3/31/05
--------------------------------------------------------------------------------

                                                       Since
                                                     inception
                                                     (12/20/04)
                                                     ----------
                Nuveen Short Duration Bond Fund
                 Class A Share at NAV                    -0.42%
                 Class A Share at Offer                  -2.42%
                Citigroup 1-3 Year Treasury Index/1/     -0.27%
                Lipper Short Investment Grade Debt
                  Category Average/2/                    -0.21%
                -----------------------------------------------

Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 2.0% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.


--------------------------------------------------------------------------------

1The Citigroup 1-3 Year Treasury Index is an index comprised of U.S. Treasury
 Notes and Bonds with maturities of one year or greater, but less than three years (minimum amount outstanding is $1 billion per issue). The since inception data for the Index represents returns for the period 12/31/04 - 3/31/05, as returns for the Index are calculated on a calendar-month basis. An index is not available for direct investment.
2The Lipper Short Investment Grade Debt Category Average represents the average annualized total return for all reporting funds for the period ended March 31, 2005. The Lipper category contained 217 funds for the since inception period ended March 31, 2005. The since inception data for the Lipper category represents returns for the period 12/31/04 - 3/31/05, as returns for the Average are calculated on a calendar-month basis. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Category.


                           Semiannual Report  Page 2

--------------------------------------------------------------------------------
  Fund Spotlight as of 3/31/05                   Nuveen Short Duration Bond Fund

================================================================================

               Quick Facts
                                       A Shares C Shares R Shares
               --------------------------------------------------
               NAV                       $19.80   $19.80   $19.80
               --------------------------------------------------
               Latest Monthly Dividend  $0.0390  $0.0265  $0.0430
               --------------------------------------------------
               Inception Date          12/20/04 12/20/04 12/20/04
               --------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 2.00% maximum sales charge. Class C shares have a 1% contingent deferred sales charge (CDSC), also known as a back-end sales charge, for redemptions within less than one year, which is not reflected in the one-year total return. Returns reflect an expense limitation by the Fund's investment adviser.

                       Cumulative Total Returns as of 3/31/05

                       A Shares                 NAV    Offer
                       --------------------------------------
                       Since Inception       -0.42%   -2.42%
                       --------------------------------------

                       C Shares                 NAV   w/CDSC
                       --------------------------------------
                       Since Inception       -0.60%   -1.59%
                       --------------------------------------

                       R Shares                 NAV
                       --------------------------------------
                       Since Inception       -0.36%
                       --------------------------------------
                       Yields

                       A Shares                 NAV    Offer
                       --------------------------------------
                       Dividend Yield/2/      2.36%    2.32%
                       --------------------------------------
                       SEC 30-Day Yield/3/    4.00%    3.92%
                       --------------------------------------

                       C Shares                 NAV
                       --------------------------------------
                       Dividend Yield/2/      1.61%
                       --------------------------------------
                       SEC 30-Day Yield/3/    3.26%
                       --------------------------------------

                       R Shares                 NAV
                       --------------------------------------
                       Dividend Yield/2/      2.61%
                       --------------------------------------
                       SEC 30-Day Yield/3/    4.16%
                       --------------------------------------

Credit Quality/1/

                                     [CHART]

AAA/U.S. Guaranteed     91.1%
A                        0.5%
BBB                      1.6%
BB or Lower              6.8%


Portfolio Allocation/1/

                                    [CHART]

U.S. Government and Agency Obligations    86.2%
Asset-Backed Securities                    5.4%
Corporate Bonds                            7.3%
Sovereign Debt                             1.1%



            Portfolio Statistics
            Net Assets ($000)                                $9,898
            -------------------------------------------------------
            Average Effective Maturity on Securities (Years)   3.78
            -------------------------------------------------------
            Average Duration                                   1.38
            -------------------------------------------------------

--------------------------------------------------------------------------------
1As a percentage of total holdings as of March 31, 2005. Holdings are subject to change.
2Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
3The SEC 30-Day Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.

                          Semiannual Report l Page 3

  Fund Spotlight as of 3/31/05                   Nuveen Short Duration Bond Fund

================================================================================

                  Sectors/1/
                  U.S. Government and Agency Obligations 86.0%
                  --------------------------------------------
                  Consumer Discretionary                  5.6%
                  --------------------------------------------
                  Materials                               2.2%
                  --------------------------------------------
                  Financials                              2.1%
                  --------------------------------------------
                  Industrials                             1.1%
                  --------------------------------------------
                  Sovereign Debt                          1.1%
                  --------------------------------------------
                  Energy                                  0.8%
                  --------------------------------------------
                  Healthcare                              0.5%
                  --------------------------------------------
                  Information Technology                  0.3%
                  --------------------------------------------
                  Consumer Staples                        0.3%
                  --------------------------------------------

1As a percentage of total holdings as of March 31, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the expense examples below reflect only the first 102 days of the Fund's operations they may not provide a meaningful understanding of the Fund's ongoing costs.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                       Hypothetical Performance
                                        Actual Performance            (5% return before expenses)
                                   ----------------------------- -   -----------------------------

                                    A Shares  C Shares  R Shares      A Shares  C Shares  R Shares
--------------------------------------------------------------------------------------------------
Beginning Account Value (12/20/04) $1,000.00 $1,000.00 $1,000.00     $1,000.00 $1,000.00 $1,000.00
--------------------------------------------------------------------------------------------------
Ending Account Value (3/31/05)     $  995.80 $  994.00 $  996.40     $1,011.46 $1,009.36 $1,012.16
--------------------------------------------------------------------------------------------------
Expenses Incurred During Period    $    2.51 $    4.60 $    1.81     $    2.53 $    4.63 $    1.83
--------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized expense ratio of .90%, 1.65% and .65% for Classes A, C and R, respectively, multiplied by the average account value over the period, multiplied by 102/365 (to reflect the 102 days in the period since the Fund's commencement of operations).

                           Semiannual Report  Page 4

  Portfolio Manager's Comments for the Nuveen Core Bond Fund

  The Nuveen Core Bond Fund features portfolio management by Nuveen Asset Management. Recently we spoke with Andrew Stenwall, Managing Director, Taxable Fixed Income and the Fund's portfolio manager, about the Fund's performance and management strategy.

--------------------------------------------------------------------------------


How did the Fund perform during the period from its inception in December 2004 through March 31, 2005?

The table on the next page provides total return performance information for the Nuveen Core Bond Fund as of March 31, 2005. The table also compares the Fund's performance to appropriate benchmarks. During the inception period, the Fund's total return at NAV slightly underperformed its benchmarks, the Citigroup Broad Investment Grade Bond Index and the Lipper Intermediate Investment Grade Debt Category Average. Due to the short time period and the Fund's gradual application of its strategy during the invest-up period, it is difficult to compare the Fund's results to that of its benchmarks.

What is your overall portfolio management strategy?

Under normal circumstances, the fund will invest at least 80% of its net assets in fixed income securities. Typically, the fund's average duration will be five years or less and will never be more than six years. The Fund normally invests at least 80% of its net assets either in securities that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency or non-rated securities if we judge them to be investment grade equivalent. While substantially all of the fund's assets will be invested in U.S. dollar denominated securities, up to 10% of the fund's net assets may have non-U.S. dollar currency exposure through the fund's investment in foreign interest rate and currency derivatives as well as non-U.S. dollar denominated foreign securities. To pursue its objectives to provide total return by investing in fixed income securities, the fund will principally invest in corporate debt securities, including bonds, notes and debentures; U.S. government obligations; foreign debt securities; mortgage-related securities issued by governments, their agencies or instrumentalities, or corporations and asset-backed securities. In seeking to enhance return, the fund may also invest in certain other securities. The fund may invest up to 20% of its net assets in high yield debt securities, including up to 10% of its net assets in foreign entities that are located in emerging markets. The fund may also use futures, interest rate swaps, foreign interest rate swaps, total return swaps, currency swaps, options, credit derivatives, and other fixed income derivative instruments to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset. The fund may engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity.


--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

                           Semiannual Report  Page 5

Class A Shares
Cumulative Total Returns
as of 3/31/05
--------------------------------------------------------------------------------

                                                            Since
                                                          inception
                                                          (12/20/04)
                                                          ----------
           Nuveen Core Bond Fund
            Class A Share at NAV                              -0.70%
            Class A Share at Offer                            -4.43%
           Citigroup Broad Investment Grade Bond Index/1/     -0.51%
           Lipper Intermediate Investment Grade Debt
             Category Average/2/                              -0.61%
           ---------------------------------------------------------

Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 3.75% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.


--------------------------------------------------------------------------------

1The Citigroup Broad Investment Grade Bond Index (the "BIG" Index) is an unmanaged index generally considered representative of the U.S. bond market. The since inception data for the Index represents returns for the period 12/31/04 - 3/31/05, as returns for the Index are calculated on a calendar-month basis. An index is not available for direct investment.
2The Lipper Intermediate Investment Grade Debt Category Average represents the average annualized total return for all reporting funds for the period ended March 31, 2005. The Lipper category contained 472 funds for the since inception period ended March 31, 2005. The since inception data for the Lipper category represents returns for the period 12/31/04 - 3/31/05, as returns for the Average are calculated on a calendar-month basis. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Category.


                           Semiannual Report  Page 6

--------------------------------------------------------------------------------
  Fund Spotlight as of 3/31/05                             Nuveen Core Bond Fund

================================================================================

          Quick Facts
                                  A Shares B Shares C Shares R Shares
          -----------------------------------------------------------
          NAV                       $19.71   $19.71   $19.71   $19.71
          -----------------------------------------------------------
          Latest Monthly Dividend  $0.0500  $0.0375  $0.0375  $0.0540
          -----------------------------------------------------------
          Inception Date          12/20/04 12/20/04 12/20/04 12/20/04
          -----------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 3.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Returns reflect an expense limitation by the Fund's investment adviser.

                      Cumulative Total Returns as of 3/31/05

                      A Shares                  NAV   Offer
                      --------------------------------------
                      Since Inception        -0.70%  -4.43%
                      --------------------------------------

                      B Shares             w/o CDSC  w/CDSC
                      --------------------------------------
                      Since Inception        -0.89%  -5.82%
                      --------------------------------------

                      C Shares                  NAV  w/CDSC
                      --------------------------------------
                      Since Inception        -0.89%  -1.88%
                      --------------------------------------

                      R Shares                  NAV
                      --------------------------------------
                      Since Inception        -0.64%
                      --------------------------------------
                      Yields

                      A Shares                  NAV   Offer
                      --------------------------------------
                      Dividend Yield/2/       3.04%   2.93%
                      --------------------------------------
                      SEC 30-Day Yield/3/     4.26%   4.10%
                      --------------------------------------

                      B Shares                  NAV
                      --------------------------------------
                      Dividend Yield/2/       2.28%
                      --------------------------------------
                      SEC 30-Day Yield/3/     3.52%
                      --------------------------------------

                      C Shares                  NAV
                      --------------------------------------
                      Dividend Yield/2/       2.28%
                      --------------------------------------
                      SEC 30-Day Yield/3/     3.52%
                      --------------------------------------

                      R Shares                  NAV
                      --------------------------------------
                      Dividend Yield/2/       3.29%
                      --------------------------------------
                      SEC 30-Day Yield/3/     4.47%
                      --------------------------------------

Credit Quality/1/

                                    [CHART]

AAA/U.S. Guaranteed     82.1%
A                        0.5%
BBB                      1.7%
NR                       9.3%
BB or Lower              6.4%


Portfolio Allocation/1/

                                    [CHART]

U.S. Government and Agency Obligations    87.2%
Asset-Backed Securities                    4.8%
Corporate Bonds                            7.0%
Sovereign Debt                             1.0%



            Portfolio Statistics
            Net Assets ($000)                                $9,855
            -------------------------------------------------------
            Average Effective Maturity on Securities (Years)   4.65
            -------------------------------------------------------
            Average Duration                                   4.29
            -------------------------------------------------------

--------------------------------------------------------------------------------
1As a percentage of total holdings as of March 31, 2005. Holdings are subject to change.
2Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
3The SEC 30-Day Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.

                          Semiannual Report l Page 7

  Fund Spotlight as of 3/31/05                             Nuveen Core Bond Fund

================================================================================


                  Sectors/1/
                  U.S. Government and Agency Obligations 87.1%
                  --------------------------------------------
                  Consumer Discretionary                  4.9%
                  --------------------------------------------
                  Materials                               2.3%
                  --------------------------------------------
                  Financials                              1.9%
                  --------------------------------------------
                  Industrials                             1.0%
                  --------------------------------------------
                  Sovereign Debt                          1.0%
                  --------------------------------------------
                  Energy                                  0.7%
                  --------------------------------------------
                  Healthcare                              0.5%
                  --------------------------------------------
                  Information Technology                  0.3%
                  --------------------------------------------
                  Consumer Staples                        0.3%
                  --------------------------------------------



1As a percentage of total holdings as of March 31, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the expense examples below reflect only the first 102 days of the Fund's operations they may not provide a meaningful understanding of the Fund's ongoing costs.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                      Hypothetical Performance
                                             Actual Performance                      (5% return before expenses)
                                   --------------------------------------- -   ---------------------------------------

                                    A Shares  B Shares  C Shares  R Shares      A Shares  B Shares  C Shares  R Shares
----------------------------------------------------------------------------------------------------------------------
Beginning Account Value (12/20/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00     $1,000.00 $1,000.00 $1,000.00 $1,000.00
----------------------------------------------------------------------------------------------------------------------
Ending Account Value (3/31/05)     $  993.00 $  991.10 $  991.10 $  993.60     $1,011.18 $1,009.08 $1,009.08 $1,011.88
----------------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period    $    2.78 $    4.87 $    4.87 $    2.09     $    2.81 $    4.91 $    4.91 $    2.11
----------------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized expense ratio of 1.00%, 1.75%, 1.75% and .75% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 102/365 (to reflect the 102 days in the period since the Fund's commencement of operations).

                           Semiannual Report  Page 8

  Portfolio Manager's Comments for the Nuveen High Yield Bond Fund

  The Nuveen High Yield Bond Fund features portfolio management by Nuveen Asset Management. Recently we spoke with Andrew Stenwall, Managing Director, Taxable Fixed Income and the Fund's portfolio manager, about the Fund's performance and management strategy.

--------------------------------------------------------------------------------


How did the Fund perform during the period from its inception in December 2004 through March 31, 2005?

The table on the next page provides total return performance information for the Nuveen High Yield Bond Fund as of March 31, 2005. The table also compares the Fund's performance to appropriate benchmarks. During the inception period, the Fund's total return at NAV slightly underperformed the Citigroup High Yield BB/B Index benchmark and narrowly outperformed the Lipper High Current Yield Funds Category Average benchmark. Due to the short time period and the Fund's gradual application of its strategy during the invest-up period, it is difficult to compare the Fund's results to that of its benchmarks.

What is your overall portfolio management strategy?

Under normal circumstances, the fund will invest at least 80% of its net assets in domestic and foreign corporate high yield debt securities, including zero coupon, payment in-kind and convertible bonds. These securities are generally rated BB or below at the time of purchase by independent rating agencies or non-rated securities if we believe they are of comparable quality. To pursue its objective, to maximize total return by investing in a diversified portfolio of high yield debt securities, the fund will invest substantially all of its assets in U.S. dollar denominated securities. Also, the fund may invest up to 10% of its net assets in debt securities issued by emerging market countries. The fund is not managed to a specific duration. The fund normally will not invest more than 10% of its net assets in securities rated in the category of "CCC" or lower by at least one independent rating agency or non-rated securities if we believe they are of comparable quality. In addition to investing in domestic and foreign corporate high yield debt securities, the fund will also invest in the following types of securities: domestic and foreign corporate investment grade securities; U.S. government obligations, including U.S. Treasury securities and securities issued by U.S. government agencies or instrumentalities; equity securities, which may include convertible securities and warrants; and cash equivalents and other short duration investments. The fund may also be invested in futures, options, interest rate or total return swaps, credit derivatives or other fixed income derivative instruments in seeking to hedge risk and/or enhance returns. The fund also may invest in securities that are not part of its principal investment strategies, but it won't hold more than 5% of its net assets in any one type of these securities.


--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

                           Semiannual Report  Page 9

Class A Shares
Cumulative Total Returns
as of 3/31/05
--------------------------------------------------------------------------------

                                                      Since
                                                    inception
                                                    (12/20/04)
                                                    ----------
                 Nuveen High Yield Bond Fund
                  Class A Share at NAV                  -1.50%
                  Class A Share at Offer                -6.19%
                 Citigroup High Yield BB/B Index/1/     -1.24%
                 Lipper High Current Yield Funds
                   Category Average/2/                  -1.56%
                 ---------------------------------------------

Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 4.75% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.




--------------------------------------------------------------------------------

1The Citigroup High Yield BB/B Index is a market capitalization-weighted index that comprises all high-yield issues rated BB or B by Standard & Poors for which Citigroup calculates a monthly return. The since inception data for the Index represents returns for the period 12/31/04 - 3/31/05, as returns for the Index are calculated on a calendar-month basis. An index is not available for direct investment.
2The Lipper High Current Yield Funds Category Average represents the average annualized total return for all reporting funds for the period ended March 31, 2005. The Lipper category contained 426 funds for the since inception period ended March 31, 2005. The since inception data for the Lipper category represents returns for the period 12/31/04 - 3/31/05, as returns for the Average are calculated on a calendar-month basis. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Category.

                          Semiannual Report  Page 10

--------------------------------------------------------------------------------
  Fund Spotlight as of 3/31/05                       Nuveen High Yield Bond Fund

================================================================================

          Quick Facts
                                  A Shares B Shares C Shares R Shares
          -----------------------------------------------------------
          NAV                       $19.47   $19.47   $19.47   $19.47
          -----------------------------------------------------------
          Latest Monthly Dividend  $0.0820  $0.0695  $0.0695  $0.0860
          -----------------------------------------------------------
          Inception Date          12/20/04 12/20/04 12/20/04 12/20/04
          -----------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 4.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Returns reflect an expense limitation by the Fund's investment adviser.

                      Cumulative Total Returns as of 3/31/05

                      A Shares                  NAV   Offer
                      --------------------------------------
                      Since Inception        -1.50%  -6.19%
                      --------------------------------------

                      B Shares             w/o CDSC  w/CDSC
                      --------------------------------------
                      Since Inception        -1.69%  -6.56%
                      --------------------------------------

                      C Shares                  NAV  w/CDSC
                      --------------------------------------
                      Since Inception        -1.69%  -2.66%
                      --------------------------------------

                      R Shares                  NAV
                      --------------------------------------
                      Since Inception        -1.44%
                      --------------------------------------
                      Yields

                      A Shares                  NAV   Offer
                      --------------------------------------
                      Dividend Yield/3/       5.05%   4.81%
                      --------------------------------------
                      SEC 30-Day Yield/4/     5.01%   4.77%
                      --------------------------------------

                      B Shares                  NAV
                      --------------------------------------
                      Dividend Yield/3/       4.28%
                      --------------------------------------
                      SEC 30-Day Yield/4/     4.25%
                      --------------------------------------

                      C Shares                  NAV
                      --------------------------------------
                      Dividend Yield/3/       4.28%
                      --------------------------------------
                      SEC 30-Day Yield/4/     4.25%
                      --------------------------------------

                      R Shares                  NAV
                      --------------------------------------
                      Dividend Yield/3/       5.30%
                      --------------------------------------
                      SEC 30-Day Yield/4/     5.23%
                      --------------------------------------

Credit Quality/1/

                                    [CHART]

AAA/U.S. Guaranteed      0.8%
A                        1.4%
BBB                      6.9%
NR                       2.3%
BB or Lower             88.6%


Portfolio Allocation/2/

                                    [CHART]

Corporate Bonds                      83.1%
Asset-Backed Securities               1.9%
Sovereign Debt                        0.5%
High-Grade Short-Term Investments    14.5%



            Portfolio Statistics
            Net Assets ($000)                                $9,736
            -------------------------------------------------------
            Average Effective Maturity on Securities (Years)   6.72
            -------------------------------------------------------
            Average Duration                                   4.11
            -------------------------------------------------------

--------------------------------------------------------------------------------
1As a percentage of total holdings (excluding high-grade short-term investments) as of March 31, 2005. Holdings are subject to change.
2As a percentage of total holdings (including high-grade short-term investments) as of March 31, 2005. Holdings are subject to change.
3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.

                          Semiannual Report l Page 11

  Fund Spotlight as of 3/31/05                       Nuveen High Yield Bond Fund

================================================================================


                    Sectors/1/
                    Materials                         20.4%
                    ---------------------------------------
                    Consumer Discretionary            20.0%
                    ---------------------------------------
                    Industrials                       12.8%
                    ---------------------------------------
                    Utilities                          9.5%
                    ---------------------------------------
                    Healthcare                         6.2%
                    ---------------------------------------
                    Consumer Staples                   5.8%
                    ---------------------------------------
                    Energy                             5.8%
                    ---------------------------------------
                    Hotels, Restaurants & Leisure      2.2%
                    ---------------------------------------
                    Financials                         1.2%
                    ---------------------------------------
                    Information Technology             1.1%
                    ---------------------------------------
                    Sovereign Debt                     0.5%
                    ---------------------------------------
                    High-Grade Short-Term Investments 14.5%
                    ---------------------------------------


1As a percentage of total holdings (including High-Grade Short-Term
 Investments) as of March 31, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the expense examples below reflect only the first 102 days of the Fund's operations they may not provide a meaningful understanding of the Fund's ongoing costs.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                      Hypothetical Performance
                                             Actual Performance                      (5% return before expenses)
                                   --------------------------------------- -   ---------------------------------------

                                    A Shares  B Shares  C Shares  R Shares      A Shares  B Shares  C Shares  R Shares
----------------------------------------------------------------------------------------------------------------------
Beginning Account Value (12/20/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00     $1,000.00 $1,000.00 $1,000.00 $1,000.00
----------------------------------------------------------------------------------------------------------------------
Ending Account Value (3/31/05)     $  985.00 $  983.10 $  983.10 $  985.60     $1,010.76 $1,008.66 $1,008.66 $1,011.46
----------------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period    $    3.19 $    5.26 $    5.26 $    2.50     $    3.23 $    5.33 $    5.33 $    2.53
----------------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized expense ratio of 1.15%, 1.90%, 1.90% and .90% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 102/365 (to reflect the 102 days in the period since the Fund's commencement of operations).

                          Semiannual Report  Page 12

Portfolio of Investments (Unaudited)
NUVEEN SHORT DURATION BOND FUND
March 31, 2005

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 85.1%

             U.S. Treasury Bonds and Notes - 85.1%

      $2,645 7.000%, 7/15/06                                                 No Opt. Call       AAA $2,757,621

         500 2.375%, 8/15/06                                                 No Opt. Call       AAA    491,778

         800 6.500%, 10/15/06                                                No Opt. Call       AAA    833,657

       1,150 2.625%, 11/15/06                                                No Opt. Call       AAA  1,130,819

         140 2.250%, 2/15/07                                                 No Opt. Call       AAA    136,227

       2,380 3.250%, 8/15/07                                                 No Opt. Call       AAA  2,348,664

         380 3.000%, 11/15/07                                                No Opt. Call       AAA    371,866

         365 3.000%, 2/15/08                                                 No Opt. Call       AAA    355,861
--------------------------------------------------------------------------------------------------------------
      $8,360 Total U.S. Government and Agency Obligations (cost                                      8,426,493
              $8,508,251)
--------------------------------------------------------------------------------------------------------------
------------
             ASSET-BACKED SECURITIES - 5.4%

             Consumer Discretionary - 3.4%

          25 BMW Vehicle Owner Trust, Class A4, Series 2003A, 2.530%,        No Opt. Call       AAA     24,681
              2/25/08

          36 Chase Manhattan Auto Owners Trust Asset-Backed Notes and        No Opt. Call       AAA     35,787
              Certificates, Series 2003A-A3, 1.520%, 5/15/07

          50 Daimler Chrysler Auto Trust, Class A3, Series 2003B,            No Opt. Call       AAA     49,628
              2.250%, 8/08/07

          45 Drive Auto Receivables Trust, Class A1, Series 2005-1,          No Opt. Call      A-1+     44,981
              2.780%, 2/15/06

          37 Harley-Davidson Motorcycle Trust, Contract-Backed Notes,        No Opt. Call       AAA     36,706
              Series 2004-1-A1, 1.400%, 10/15/08

          50 Nissan Auto Receivables Owner Trust, Class A3, Series           No Opt. Call       AAA     49,750
              2003C, 2.230%, 3/15/07

          48 Toyota Auto Receivables Owner Trust, Class A3, Series           No Opt. Call       AAA     47,629
              2003B, 2.510%, 8/15/07

          41 Volkswagen Auto Lease Trust, Class A1, Series 2005A,            No Opt. Call      A-1+     41,288
              2.985%, 3/20/06
--------------------------------------------------------------------------------------------------------------
             Financials - 2.0%

          50 Capital One Financial Corporation, Multi-Asset Execution        No Opt. Call         A     50,104
              Trust B1, 3.490%, 7/15/08

          50 Chase Credit Card Master Trust, Class A, Series 2004-1,         No Opt. Call       AAA     50,021
              2.840%, 5/15/09

          50 Citibank Credit Card Issuance Trust, Class A2, Series           No Opt. Call       AAA     49,666
              2003-A2, 2.700%, 1/15/08

          50 MBNA Credit Card Master Note Trust, Class A1, Series 2002,      No Opt. Call       AAA     50,861
              4.950%, 6/15/09
--------------------------------------------------------------------------------------------------------------
      $  532 Total Asset-Backed Securities (cost $531,623)                                             531,102
--------------------------------------------------------------------------------------------------------------
------------
             CORPORATE BONDS - 7.3%

             Consumer Discretionary - 2.2%

          25 Ameristar Casinos Inc, 10.750%, 2/15/09                       2/06 at 105.38        B+     27,438

          25 Beazer Homes USA Inc, 8.625%, 5/15/11                         5/06 at 104.31       Ba1     26,625

          25 Dillard's Inc, 6.875%, 6/01/05                                  No Opt. Call        BB     25,125

          25 KB Home, 9.500%, 2/15/11                                      2/06 at 104.75       Ba2     26,602

          25 Ryland Group Inc, 9.750%, 9/01/10                             9/05 at 104.88      BBB-     26,429

          25 Toll Corporation, 8.250%, 2/01/11                             2/06 at 104.13       BB+     26,688

          25 WCI Communities Inc., Series 144A, 10.625%, 2/15/11             No Opt. Call       Ba3     27,219

          25 William Carter Company, Series B, 10.875%, 8/15/11            8/06 at 105.44        B+     27,750
--------------------------------------------------------------------------------------------------------------
             Consumer Staples - 0.3%

          25 Constellation Brands Inc, 8.625%, 8/01/06                       No Opt. Call        BB     26,250
--------------------------------------------------------------------------------------------------------------
             Energy - 0.8%

          50 Colorado Interstate Gas Company, 10.000%, 6/15/05               No Opt. Call        B1     50,767

          25 Tesoro Petroleum Corporation, Senior Subordinate Notes,      11/05 at 104.81       BB-     26,938
              Series B, 9.625%, 11/01/08

----
13

Portfolio of Investments (Unaudited)
NUVEEN SHORT DURATION BOND FUND (continued)
March 31, 2005

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Healthcare - 0.5%

        $ 50 Service Corporation International, 7.200%, 6/01/06              No Opt. Call        BB $   51,000
--------------------------------------------------------------------------------------------------------------
             Industrials - 1.1%

          25 Bombardier Capital Inc., Series 144A, 5.100%, 5/30/05         5/05 at 100.00       Ba2     24,981

          25 Dresser Inc, 9.375%, 4/15/11                                  4/06 at 104.69         B     26,625

          25 Flowserve Corporation, 12.250%, 8/15/10                       8/05 at 106.13         B     27,313

          25 Terex Corporation, Senior Subordinated Notes, 10.375%,        4/06 at 105.19         B     27,313
              4/01/11
--------------------------------------------------------------------------------------------------------------
             Information Technology - 0.3%

          25 Seagate Technology HDD Holdings, Series 144A, 8.000%,         5/06 at 104.00       BB+     26,688
              5/15/09
--------------------------------------------------------------------------------------------------------------
             Materials - 2.1%

          25 Acetex Corporation, 10.875%, 8/01/09                          8/05 at 105.44        B+     26,750

          25 Airgas Inc, 9.125%, 10/01/11                                 10/06 at 104.56       Ba2     27,313

          30 ARCO Chemical Company, 9.375%, 12/15/05                         No Opt. Call        B+     31,200

          25 Longview Fibre Company, 10.000%, 1/15/09                      1/06 at 105.00        B+     27,000

          25 Louisiana Pacific Corporation, 8.500%, 8/15/05                  No Opt. Call      BBB-     25,370

          25 Owens-Illinois Inc, 7.150%, 5/15/05                             No Opt. Call         B     25,063

          25 Pilgrims Price Corporation, 9.625%, 9/15/11                   9/06 at 104.81       BB+     27,250

          25 Smurfit-Stone Container, Series 144A, 9.750%, 2/01/11         2/06 at 104.88         B     26,875
--------------------------------------------------------------------------------------------------------------
        $680 Total Corporate Bonds (cost $727,076)                                                     718,572
--------------------------------------------------------------------------------------------------------------
------------
             SOVEREIGN DEBT - 1.0%

             Russia - 0.5%

          50 Russian Federation, 8.750%, 7/24/05                             No Opt. Call      Baa3     50,975
--------------------------------------------------------------------------------------------------------------
             South Africa - 0.5%

          50 South Africa Republic, 8.375%, 10/17/06                         No Opt. Call      Baa1     52,813
--------------------------------------------------------------------------------------------------------------
        $100 Total Sovereign Debt (cost $104,227)                                                      103,788
--------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $9,871,177) - 98.8%                                             9,779,955
             ------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.2%                                                      118,066
             ------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $9,898,021
             ------------------------------------------------------------------------------------------------

           Forward Foreign Currency Exchange Contracts outstanding at March 31, 2005:

                                                                                           Unrealized
                                                                                         Appreciation
Contracts to Deliver           Amount      In Exchange For           Amount Settlement (Depreciation)
Currency             (local currency)             Currency (local currency)       Date (U.S. dollars)
------------------------------------------------------------------------------------------------------
    Euro                       50,000      Norwegian Krone          407,200    5/23/05        $  (537)
    Euro                       19,068          U.S. Dollar           25,000    6/20/05            230
    Swiss Franc               111,185 German British Pound           50,000    6/06/05            803
    U.S. Dollar                50,000         Mexican Peso          563,800    5/23/05            (60)
    U.S. Dollar                75,000   New Zealand Dollar          102,880    6/20/05         (2,434)
------------------------------------------------------------------------------------------------------
                                                                                              $(1,998)
------------------------------------------------------------------------------------------------------

----
14

           Foreign Currency Interest Rate Swap Contracts outstanding at March 31, 2005:


                                                                                                   Notional
                                                                                       Local         Amount Effective Termination
                                                                                    Currency (U.S. Dollars) Date/(1)/        Date
----------------------------------------------------------------------------------------------------------------------------------
Agreement with Goldman Sachs dated January 13, 2005, to pay
semi-annually the notional amount multiplied by 5.570% (annualized)
and receive quarterly the notional amount multiplied by the six-month
AUD-LIBOR (Australian Dollar-London Inter-Bank Offered Rates).             Australian Dollar       $500,000   1/17/05     1/17/10

Agreement with Goldman Sachs dated January 13, 2005, to receive semi-annually the notional amount multiplied by 6.500% (annualized) and pay quarterly the notional amount multiplied by the three-month NZD-LIBOR
(New Zealand Dollar-London Inter-Bank Offered Rates).                     New Zealand Dollar        550,000   1/18/05     1/18/10
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

                                                                              Unrealized
                                                                            Appreciation
                                                                          (Depreciation)
                                                                          (U.S. Dollars)
-----------------------------------------------------------------------------------------
Agreement with Goldman Sachs dated January 13, 2005, to pay
semi-annually the notional amount multiplied by 5.570% (annualized)
and receive quarterly the notional amount multiplied by the six-month
AUD-LIBOR (Australian Dollar-London Inter-Bank Offered Rates).                   $ 7,344

Agreement with Goldman Sachs dated January 13, 2005, to receive semi-annually the notional amount multiplied by 6.500% (annualized) and pay quarterly the notional amount multiplied by the three-month NZD-LIBOR
(New Zealand Dollar-London Inter-Bank Offered Rates).                             (6,664)
-----------------------------------------------------------------------------------------
                                                                                 $   680
-----------------------------------------------------------------------------------------

           Futures Contracts outstanding at March 31, 2005:

                                                                                                     Unrealized
                                                                       Original        Value at    Appreciation
                                  Contract Number of    Contract          Value  March 31, 2005  (Depreciation)
Type                              Position Contracts  Expiration (U.S. Dollars)  (U.S. Dollars)  (U.S. Dollars)
----------------------------------------------------------------------------------------------------------------
Australian 3-Year Treasury Bonds      Long         5        6/05    $   390,275     $   390,150         $  (125)
Australian 10-Year Treasury Bonds     Long         3        6/05        237,100         237,910             810
British LIBOR                        Short        (2)       6/05       (448,383)       (448,768)           (385)
British LIBOR                         Long         4       12/05        896,322         897,441           1,119
British LIBOR                        Short        (2)       9/06       (448,335)       (448,768)           (433)
Canadian 10-Year Government Bonds    Short        (2)       6/05       (182,855)       (184,376)         (1,521)
Yen LIBOR                            Short        (7)      12/05     (1,629,114)     (1,629,640)           (526)
U.S. 2-Year Treasury Notes            Long         3        6/05        621,572         620,672            (900)
U.S. 10-Year Treasury Notes          Short        (5)       6/05       (550,124)       (546,328)          3,796
----------------------------------------------------------------------------------------------------------------
                                                                                                        $ 1,835
----------------------------------------------------------------------------------------------------------------

           (1)Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
            * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
            **Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Based on LIBOR (London Inter-Bank Offered Rate).
           N/RInvestment is not rated.

                                See accompanying notes to financial statements.

----
15

Portfolio of Investments (Unaudited)
NUVEEN CORE BOND FUND
March 31, 2005

   Principal                                                               Optional Call                Market
Amount (000) Description                                                     Provisions* Ratings**       Value
--------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 92.7%

             Financials - 29.7%

             Fannie Mae, Mortgage-Backed Securities, Conventional
             Mortgage Loans:
      $  996  4.500%, 1/01/20                                               No Opt. Call       N/R $   974,323
         997  5.000%, 11/01/35                                              No Opt. Call       AAA     976,126
       1,020  4.000%, 9/01/18 (TBA)                                         No Opt. Call       AAA     976,650
--------------------------------------------------------------------------------------------------------------
             U.S. Treasury Bonds and Notes - 63.0%

         750 2.000%, 8/31/05                                                No Opt. Call       AAA     747,070

         325 2.375%, 8/15/06                                                No Opt. Call       AAA     319,655

       1,230 3.250%, 8/15/07                                                No Opt. Call       AAA   1,213,809

         685 2.625%, 5/15/08                                                No Opt. Call       AAA     658,243

       1,000 6.500%, 2/15/10                                                No Opt. Call       AAA   1,101,446

       1,175 4.250%, 11/15/13                                               No Opt. Call       AAA   1,157,238

         130 4.000%, 2/15/15                                                No Opt. Call       AAA     124,942

         350 7.500%, 11/15/24                                               No Opt. Call       AAA     465,145

         390 5.375%, 2/15/31                                                No Opt. Call       AAA     425,176
--------------------------------------------------------------------------------------------------------------
      $9,048 Total U.S. Government and Agency Obligations (cost                                      9,139,823
              $9,270,000)
--------------------------------------------------------------------------------------------------------------
------------
             ASSET-BACKED SECURITIES - 5.1%

             Consumer Discretionary - 3.1%

          36 Chase Manhattan Auto Owners Trust Asset-Backed Notes and       No Opt. Call       AAA      35,787
              Certificates, Series 2003A-A3, 1.520%, 5/15/07

          50 Daimler Chrysler Auto Trust, Class A3, Series 2003B,           No Opt. Call       AAA      49,628
              2.250%, 8/08/07

          45 Drive Auto Receivables Trust, Class A1, Series 2005-1,         No Opt. Call      A-1+      44,981
              2.780%, 2/15/06

          35 Harley-Davidson Motorcycle Trust, Contract-Backed Notes,       No Opt. Call       AAA      34,568
              Series 2004-1-A1, 1.400%, 10/15/08

          50 Nissan Auto Receivables Owner Trust, Class A3, Series          No Opt. Call       AAA      49,750
              2003C, 2.230%, 3/15/07

          48 Toyota Auto Receivables Owner Trust, Class A3, Series          No Opt. Call       AAA      47,629
              2003B, 2.510%, 8/15/07

          41 Volkswagen Auto Lease Trust, Class A1, Series 2005A,           No Opt. Call      A-1+      41,288
              2.985%, 3/20/06
--------------------------------------------------------------------------------------------------------------
             Financials - 2.0%

          50 Capital One Financial Corporation, Multi-Asset Execution       No Opt. Call         A      50,104
              Trust B1, 3.490%, 7/15/08

          50 Chase Credit Card Master Trust, Class A, Series 2004-1,        No Opt. Call       AAA      50,021
              2.840%, 5/15/09

          50 Citibank Credit Card Issuance Trust, Class A2, Series          No Opt. Call       AAA      49,666
              2003-A2, 2.700%, 1/15/08

          50 MBNA Credit Card Master Note Trust, Class A1, Series 2002,     No Opt. Call       AAA      50,861
              4.950%, 6/15/09
--------------------------------------------------------------------------------------------------------------
      $  505 Total Asset-Backed Securities (cost $418,987)                                             504,283
--------------------------------------------------------------------------------------------------------------
------------
             CORPORATE BONDS - 7.5%

             Consumer Discretionary - 2.2%

          25 Ameristar Casinos Inc, 10.750%, 2/15/09                      2/06 at 105.38        B+      27,438

          25 Beazer Homes USA Inc, 8.625%, 5/15/11                        5/06 at 104.31       Ba1      26,625

          25 Dillard's Inc, 6.875%, 6/01/05                                 No Opt. Call        BB      25,125

          25 KB Home, 9.500%, 2/15/11                                     2/06 at 104.75       Ba2      26,602

          25 Ryland Group Inc, 9.750%, 9/01/10                            9/05 at 104.88      BBB-      26,429

          25 Toll Corporation, 8.250%, 2/01/11                            2/06 at 104.13       BB+      26,688

          25 WCI Communities Inc., Series 144A, 10.625%, 2/15/11            No Opt. Call       Ba3      27,219

          25 William Carter Company, Series B, 10.875%, 8/15/11           8/06 at 105.44        B+      27,750
--------------------------------------------------------------------------------------------------------------
             Consumer Staples - 0.3%

          25 Constellation Brands Inc, 8.625%, 8/01/06                      No Opt. Call        BB      26,250

----
16

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Energy - 0.8%

        $ 50 Colorado Interstate Gas Company, 10.000%, 6/15/05               No Opt. Call        B1 $    50,767

          25 Tesoro Petroleum Corporation, Senior Subordinate Notes,      11/05 at 104.81       BB-      26,938
              Series B, 9.625%, 11/01/08
----------------------------------------------------------------------------------------------------------------
             Healthcare - 0.5%

          50 Service Corporation International, 7.200%, 6/01/06              No Opt. Call        BB      51,000
----------------------------------------------------------------------------------------------------------------
             Industrials - 1.1%

          25 Bombardier Capital Inc., Series 144A, 5.100%, 5/30/05         5/05 at 100.00       Ba2      24,981

          25 Dresser Inc, 9.375%, 4/15/11                                  4/06 at 104.69         B      26,625

          25 Flowserve Corporation, 12.250%, 8/15/10                       8/05 at 106.13         B      27,313

          25 Terex Corporation, Senior Subordinated Notes, 10.375%,        4/06 at 105.19         B      27,313
              4/01/11
----------------------------------------------------------------------------------------------------------------
             Information Technology - 0.3%

          25 Seagate Technology HDD Holdings, Series 144A, 8.000%,         5/06 at 104.00       BB+      26,688
              5/15/09
----------------------------------------------------------------------------------------------------------------
             Materials - 2.3%

          25 Acetex Corporation, 10.875%, 8/01/09                          8/05 at 105.44        B+      26,750

          25 Airgas Inc, 9.125%, 10/01/11                                 10/06 at 104.56       Ba2      27,313

          30 ARCO Chemical Company, 9.375%, 12/15/05                         No Opt. Call        B+      31,200

          25 Longview Fibre Company, 10.000%, 1/15/09                      1/06 at 105.00        B+      27,000

          25 Louisiana Pacific Corporation, 8.500%, 8/15/05                  No Opt. Call      BBB-      25,370

          25 Owens-Illinois Inc, 7.150%, 5/15/05                             No Opt. Call         B      25,063

          25 Pilgrims Price Corporation, 9.625%, 9/15/11                   9/06 at 104.81       BB+      27,250

          25 Scotia Pacific Company LLC, 144A, 7.710%, 1/20/14               No Opt. Call      Baa2      19,766

          25 Smurfit-Stone Container, Series 144A, 9.750%, 2/01/11         2/06 at 104.88         B      26,875
----------------------------------------------------------------------------------------------------------------
        $705 Total Corporate Bonds (cost $833,467)                                                      738,338
----------------------------------------------------------------------------------------------------------------
------------
             SOVEREIGN DEBT - 1.1%

             Russia - 0.5%

          50 Russian Federation, 8.750%, 7/24/05                             No Opt. Call      Baa3      50,975
----------------------------------------------------------------------------------------------------------------
             South Africa - 0.6%

          50 South Africa Republic, 8.375%, 10/17/06                         No Opt. Call      Baa1      52,813
----------------------------------------------------------------------------------------------------------------
        $100 Total Sovereign Debt (cost $104,227)                                                       103,788
----------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $10,626,681) - 106.4%                                           10,486,232
             -------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - (6.4)%                                                    (631,531)
             -------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $ 9,854,701
             -------------------------------------------------------------------------------------------------

           Credit Default Swap outstanding at March 31, 2005:

                                                                                             Unrealized
                                              Notional  Fixed Termination       Value at   Appreciation
Type                      Counterparty Type     Amount   Rate        Date March 31, 2005 (Depreciation)
--------------------------------------------------------------------------------------------------------
DJ Investment Grade CDX Morgan Stanley Sell $3,000,000 0.500%     3/20/10         $2,320        $(6,494)
--------------------------------------------------------------------------------------------------------

----
17

Portfolio of Investments (Unaudited)
NUVEEN CORE BOND FUND (continued)
March 31, 2005


           Foreign Currency Interest Rate Swap Contracts outstanding at March 31,2005:


                                                                                                    Notional
                                                                                        Local         Amount Effective
                                                                                     Currency (U.S. Dollars) Date/(1)/
-----------------------------------------------------------------------------------------------------------------------
Agreement with Goldman Sachs dated January 13, 2005, to pay
semi-annually the notional amount multiplied by 5.570% (annualized)
and receive quarterly the notional amount multiplied by the six-month AUD-
LIBOR (Australian Dollar-London Inter-Bank Offered Rates).                  Australian Dollar       $500,000   1/17/05

Agreement with Goldman Sachs dated January 13, 2005, to receive semi
-annually the notional amount multiplied by 6.500% (annualized) and pay quarterly the notional amount multiplied by the three-month NZD-LIBOR
(New Zealand Dollar-London Inter-Bank Offered Rates).                      New Zealand Dollar        550,000   1/18/05
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

                                                                                           Unrealized
                                                                                         Appreciation
                                                                           Termination (Depreciation)
                                                                                  Date (U.S. Dollars)
------------------------------------------------------------------------------------------------------
Agreement with Goldman Sachs dated January 13, 2005, to pay
semi-annually the notional amount multiplied by 5.570% (annualized)
and receive quarterly the notional amount multiplied by the six-month AUD-
LIBOR (Australian Dollar-London Inter-Bank Offered Rates).                     1/17/10        $ 7,344

Agreement with Goldman Sachs dated January 13, 2005, to receive semi
-annually the notional amount multiplied by 6.500% (annualized) and pay quarterly the notional amount multiplied by the three-month NZD-LIBOR
(New Zealand Dollar-London Inter-Bank Offered Rates).                          1/18/10         (6,664)
------------------------------------------------------------------------------------------------------
                                                                                              $   680
------------------------------------------------------------------------------------------------------

           Forward Foreign Currency Exchange Contracts outstanding at March 31, 2005:

                                                                                           Unrealized
                                                                                         Appreciation
Contracts to Deliver           Amount      In Exchange For           Amount Settlement (Depreciation)
Currency             (local currency)             Currency (local currency)       Date (U.S. dollars)
------------------------------------------------------------------------------------------------------
    Euro                       50,000      Norwegian Krone          407,200    5/23/05        $  (537)
    Euro                       19,068          U.S. Dollar           25,000    6/20/05            230
    Swiss Franc               111,185 German British Pound           50,000    6/06/05            803
    U.S. Dollar                50,000         Mexican Peso          563,800    5/23/05            (60)
    U.S. Dollar                75,000   New Zealand Dollar          102,880    6/20/05         (2,434)
------------------------------------------------------------------------------------------------------
                                                                                              $(1,998)
------------------------------------------------------------------------------------------------------

           Futures Contracts outstanding at March 31, 2005:

                                                                                                     Unrealized
                                                                       Original        Value at    Appreciation
                                  Contract Number of    Contract          Value  March 31, 2005  (Depreciation)
Type                              Position Contracts  Expiration (U.S. Dollars)  (U.S. Dollars)  (U.S. Dollars)
----------------------------------------------------------------------------------------------------------------
Australian 3-Year Treasury Bonds      Long         5        6/05    $   390,275     $   390,150         $  (125)
Australian 10-Year Treasury Bonds     Long         3        6/05        237,100         237,910             810
British LIBOR                        Short        (2)       6/05       (448,383)       (448,768)           (385)
British LIBOR                         Long         4       12/05        896,322         897,441           1,119
British LIBOR                        Short        (2)       9/06       (448,335)       (448,768)           (433)
Canadian 10-Year Government Bonds    Short        (2)       6/05       (182,855)       (184,376)         (1,521)
Yen LIBOR                            Short        (7)      12/05     (1,629,114)     (1,629,640)           (526)
U.S. 10-Year Treasury Notes          Short        (5)       6/05       (550,079)       (546,328)          3,751
----------------------------------------------------------------------------------------------------------------
                                                                                                        $ 2,690
----------------------------------------------------------------------------------------------------------------

          (1) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
            *  Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. N/R Investment is not rated.
        (TBA) To be announced. Security is subject to sale/buy back arrangements.

                                See accompanying notes to financial statements.

----
18

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD BOND FUND
March 31, 2005

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             ASSET-BACKED SECURITIES - 1.9%

             Consumer Discretionary - 0.7%

      $   72 Chase Manhattan Auto Owners Trust Asset-Backed Notes and        No Opt. Call       AAA $   71,575
              Certificates, Series 2003A-A3, 1.520%, 5/15/07
--------------------------------------------------------------------------------------------------------------

             Financials - 1.2%

         115 Capital One Financial Corporation, Multi-Asset Execution        No Opt. Call         A    115,240
              Trust B1, 3.490%, 7/15/08
--------------------------------------------------------------------------------------------------------------

      $  187 Total Asset-Backed Securities (cost $186,943)                                             186,815
--------------------------------------------------------------------------------------------------------------
------------
             CORPORATE BONDS - 85.0%

             Consumer Discretionary - 19.8%
         100 Ameristar Casinos Inc, 10.750%, 2/15/09                       2/06 at 105.38        B+    109,750
          50 Beazer Homes USA Inc, 8.625%, 5/15/11                         5/06 at 104.31       Ba1     53,250
         100 Boyd Gaming Corporation, 7.750%, 12/15/12                    12/07 at 103.88        B+    105,250
         100 Carrols Corporation, 9.000%, 1/15/13                          1/09 at 104.50        B-    103,500
          50 Dillard's Inc, 6.875%, 6/01/05                                  No Opt. Call        BB     50,250
         100 Goodman Global Holdings Inc, 7.875%, 12/15/12                12/08 at 103.94        B-     92,000
          50 KB Home, 9.500%, 2/15/11                                      2/06 at 104.75       Ba2     53,204
         100 Pantry Inc, 7.750%, 2/15/14                                   2/09 at 103.88        B-    104,000
         120 J.C. Penney Company, Inc., Notes, 9.000%, 8/01/12               No Opt. Call       BB+    125,400
         100 Phillips-Van Heusen Corporation, 8.125%, 5/01/13              5/08 at 104.06       BB-    105,250
         100 Ryerson Tull Inc, 8.250%, 12/15/11                           12/08 at 104.13         B     95,500
         100 Ryland Group Inc, 9.750%, 9/01/10                             9/05 at 104.88      BBB-    105,715
         150 Samsonite Corporation, 8.875%, 6/01/11                        6/08 at 104.44        B-    157,875
         100 Speedway Motorsports Inc, 6.750%, 6/01/13                     6/08 at 103.38       Ba2    101,500
         100 Standard Pacific Corporation, 6.250%, 4/01/14                   No Opt. Call        BB     95,500
         100 Technical Olympic USA Inc, 7.500%, 1/15/15                      No Opt. Call        B2     93,000
          90 Toll Corporation, 8.250%, 2/01/11                             2/06 at 104.13       BB+     96,075
         150 WCI Communities Inc., Series 144A, 10.625%, 2/15/11             No Opt. Call       Ba3    163,313
         100 William Carter Company, Series B, 10.875%, 8/15/11            8/06 at 105.44        B+    111,000
--------------------------------------------------------------------------------------------------------------
             Consumer Staples - 5.9%
         100 Constellation Brands Inc, 8.625%, 8/01/06                       No Opt. Call        BB    105,000
         100 Dean Foods Company, 6.625%, 5/15/09                             No Opt. Call       Ba2    102,250
         100 Del Monte Corporation, 8.625%, 12/15/12                      12/07 at 104.31         B    108,750
         150 Elizabeth Arden Inc, 7.750%, 1/15/14                          1/09 at 103.88        B2    155,250
         100 Playtex Products Inc., Series 144A, 9.375%, 6/01/11           6/06 at 104.69      CCC+    104,500
--------------------------------------------------------------------------------------------------------------
             Energy - 5.9%
         150 Colorado Interstate Gas Company, 10.000%, 6/15/05               No Opt. Call        B1    152,301
         150 Hanover Compressor Company, 9.000%, 6/01/14                   6/09 at 104.50         B    161,250
         150 Premcor Refining Group Inc, 7.500%, 6/15/15                   6/08 at 103.75       BB-    154,875
         100 Tesoro Petroleum Corporation, Senior Subordinate Notes,      11/05 at 104.81       BB-    107,750
              Series B, 9.625%, 11/01/08
--------------------------------------------------------------------------------------------------------------
             Healthcare - 6.3%
         100 Alderwoods Group Inc, 7.750%, 9/15/12                         9/08 at 103.88         B    102,750
         100 HCA, Inc., 8.750%, 9/01/10                                      No Opt. Call       BB+    112,959
             HEALTHSOUTH Corporation:
         100  8.375%, 10/01/11 (Optional put 1/02/09)                        No Opt. Call       N/R     99,000
         100  7.625%, 6/01/12 (Optional put 1/02/09)                         No Opt. Call       N/R     96,500
         200  Service Corporation International, 7.200%, 6/01/06             No Opt. Call        BB    204,000

----
19

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD BOND FUND (continued)
March 31, 2005

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Hotels, Restaurants & Leisure - 2.2%

      $  100 FelCor Lodging LP, 9.000%, 6/01/11                              No Opt. Call        B1 $  108,000

         100 La Quinta Properties Inc, 8.875%, 3/15/11                     3/07 at 104.44       BB-    108,500
--------------------------------------------------------------------------------------------------------------
             Industrials - 13.0%

         100 Allied Waste North America Inc., Series B, 8.875%, 4/01/08      No Opt. Call       BB- $  103,875

         100 Bombardier Capital Inc., Series 144A, 5.100%, 5/30/05         5/05 at 100.00       Ba2     99,925

         150 Case New Holland Inc, 9.250%, 8/01/11                         8/07 at 104.63       BB-    160,500

         100 DI Finance/DynCorp International, Series 144A, 9.500%,        2/09 at 104.75        B-     97,625
              2/15/13

         100 Dresser Inc, 9.375%, 4/15/11                                  4/06 at 104.69         B    106,500

         100 Fastentech Inc, 12.500%, 5/01/11                              5/07 at 105.75        B-    108,000

         100 Flowserve Corporation, 12.250%, 8/15/10                       8/05 at 106.13         B    109,250

          65 JLG Industries Inc, 8.375%, 6/15/12                           6/07 at 104.19         B     69,550

         100 Jacuzzi Brands Inc, 9.625%, 7/01/10                           7/07 at 104.81         B    110,500

         100 Terex Corporation, Senior Subordinated Notes, 10.375%,        4/06 at 105.19         B    109,250
              4/01/11

         200 United Rentals of North America Inc, 7.750%, 11/15/13        11/09 at 102.58        B+    195,000
--------------------------------------------------------------------------------------------------------------
             Information Technology - 1.1%

         100 Seagate Technology HDD Holdings, Series 144A, 8.000%,         5/06 at 104.00       BB+    106,750
              5/15/09
--------------------------------------------------------------------------------------------------------------
             Materials - 21.1%

          50 Acetex Corporation, 10.875%, 8/01/09                          8/05 at 105.44        B+     53,500

         150 Airgas Inc, 9.125%, 10/01/11                                 10/06 at 104.56       Ba2    163,875

         100 Constar International Inc, 11.000%, 12/01/12                 12/07 at 105.50         B    100,500

         100 Equistar Chemicals LP/Equistar Funding Corporation,           5/08 at 102.66        B+    112,750
              10.625%, 5/01/11

         100 Georgia Pacific Corp, 8.875%, 2/01/10                           No Opt. Call       BB+    112,125

         100 Graphic Packaging International Inc, 9.500%, 8/15/13          8/08 at 104.75        B-    106,500

         100 Longview Fibre Company, 10.000%, 1/15/09                      1/06 at 105.00        B+    108,000

         250 Louisiana Pacific Corporation, 8.500%, 8/15/05                  No Opt. Call      BBB-    253,698

         100 Methanex Corporation, 8.750%, 8/15/12                           No Opt. Call      BBB-    116,000

         100 Nalco Finance Holdings Inc, 0.000%, 2/01/14                     No Opt. Call        B-     76,000

         150 Owens-Illinois Inc, 7.150%, 5/15/05                             No Opt. Call         B    150,375

         100 Pilgrims Price Corporation, 9.625%, 9/15/11                   9/06 at 104.81       BB+    109,000

         100 PolyOne Corporation, 10.625%, 5/15/10                         5/07 at 105.31        B+    111,500

         100 Rockwood Specialties Group, 7.500%, 11/15/14                 11/09 at 103.75        B-    100,500

         100 Russel Metals Inc, 6.375%, 3/01/14                            3/09 at 103.19       BB-     97,500

          75 Scotia Pacific Company LLC, 144A, 7.710%, 1/20/14               No Opt. Call      Baa2     59,297

         100 Smurfit-Stone Container, Series 144A, 9.750%, 2/01/11         2/06 at 104.88         B    107,500

         100 Wise Metals Group, 10.250%, 5/15/12                           5/08 at 105.13         B    101,500
--------------------------------------------------------------------------------------------------------------
             Utilities - 9.7%

         180 AES Corporation, 7.750%, 3/01/14                                No Opt. Call        B2    186,750

         125 Calpine Corporation, 9.625%, 9/30/14                         10/09 at 104.81        B+    125,936

         110 Edison Mission Energy, 9.875%, 4/15/11                          No Opt. Call        B1    127,600

         170 El Paso Natural Gas Company, 8.375%, 6/15/32                    No Opt. Call        B1    187,635

         150 Utilicorp Canada Finance Corporation, 7.750%, 6/15/11           No Opt. Call        B2    155,250

         150 Williams Companies Inc, 7.500%, 1/15/31                         No Opt. Call        B+    158,250
--------------------------------------------------------------------------------------------------------------
      $7,935 Total Corporate Bonds (cost $8,503,452)                                                 8,263,233
--------------------------------------------------------------------------------------------------------------
------------

----
20

   Principal                                                              Optional Call                Market
Amount (000) Description                                                    Provisions* Ratings**       Value
-------------------------------------------------------------------------------------------------------------
             SOVEREIGN DEBT - 0.5%

             Russia - 0.5%

      $   50 Russian Federation, 8.750%, 7/24/05                           No Opt. Call      Baa3 $   50,975
-------------------------------------------------------------------------------------------------------------
      $   50 Total Sovereign Debt (cost $50,794)                                                      50,975
-------------------------------------------------------------------------------------------------------------
------------
             HIGH-GRADE SHORT-TERM INVESTMENTS - 14.8%

      $1,446 State Street Bank Euro Dollar Time Deposit, 2.400%, 4/01/05                           1,445,573
-------------------------------------------------------------------------------------------------------------
------------
             Total High-Grade Short-Term Investments (cost $1,445,573)                             1,445,573
             ----------------------------------------------------------------------------------------------
             Total Investments (cost $10,186,762) - 102.2%                                         9,946,596
             ----------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - (2.2)%                                                 (210,448)
             ----------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                    $9,736,148
             ----------------------------------------------------------------------------------------------

           Credit Default Swap outstanding at March 31, 2005:

                                                                                                Unrealized
                                                 Notional  Fixed Termination       Value at   Appreciation
Type                         Counterparty Type     Amount   Rate        Date March 31, 2005 (Depreciation)
-----------------------------------------------------------------------------------------------------------
DJ Investment Grade CDX BB Morgan Stanley Sell $2,000,000 2.250%    12/20/09        $27,500       $(27,506)
-----------------------------------------------------------------------------------------------------------

           Futures Contracts outstanding at March 31, 2005:

                                                                                      Unrealized
                            Contract Number of   Contract Original       Value at   Appreciation
Type                        Position Contracts Expiration    Value March 31, 2005 (Depreciation)
-------------------------------------------------------------------------------------------------
U.S. Treasury Bonds             Long         5       6/05 $560,640       $556,875        $(3,765)
U.S. 2-Year Treasury Notes      Long         3       6/05  622,134        620,672         (1,462)
U.S. 10-Year Treasury Notes     Long         3       6/05  329,073        327,797         (1,276)
-------------------------------------------------------------------------------------------------
                                                                                         $(6,503)
-------------------------------------------------------------------------------------------------

            * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
            **Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Based on LIBOR (London Inter-Bank Offered Rate).
           N/RInvestment is not rated.

                                See accompanying notes to financial statements.

----
21

Statement of Assets and Liabilities (Unaudited)
March 31, 2005

                                                                                        Short Duration          Core   High Yield
---------------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at market value (cost $9,871,177, $10,626,681, and $10,186,762,
 respectively)                                                                             $ 9,779,955  $10,486,232  $ 9,946,596
Cash                                                                                            76,241      452,742           --
Deposits with brokers for open futures contracts                                                15,910       17,833       15,219
Forward foreign currency exchange contracts, at value                                            1,033        1,033           --
Foreign currency interest rate swap contracts, at value                                            680          680           --
Credit default swaps, at value                                                                      --        2,320       22,500
Receivables:
 Interest                                                                                      110,354       83,777      186,389
 Investments sold                                                                              132,436        6,772       38,916
 Forward foreign currency exchange contracts closed                                              1,491        1,491           --
 Variation margin on futures contracts                                                              --           --        5,828
Other assets                                                                                        84           78           77
---------------------------------------------------------------------------------------------------------------------------------
   Total assets                                                                             10,118,184   11,052,958   10,215,525
---------------------------------------------------------------------------------------------------------------------------------
Liabilities
Payables:
 Investments purchased                                                                         184,897    1,155,895      424,640
 Forward foreign currency exchange contracts, at value                                           3,031        3,031           --
 Interest on foreign currency interest rate swap contracts                                         262          262           --
 Variation margin on futures contracts                                                             523        1,085           --
Accrued expenses:
 Management fees                                                                                 1,742          517        2,013
 12b-1 distribution and service fees                                                                 3            5            5
 Other                                                                                           8,208       10,970        9,723
Dividends payable                                                                               21,497       26,492       42,996
---------------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                                           220,163    1,198,257      479,377
---------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                 $ 9,898,021  $ 9,854,701  $ 9,736,148
---------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                                                 $     2,475  $     2,464  $     2,434
Shares outstanding                                                                                 125          125          125
Net asset value per share                                                                  $     19.80  $     19.71  $     19.47
Offering price per share (net asset value per share plus maximum sales charge of
 2.00%, 3.75% and 4.75%, respectively, of offering price)                                  $     20.20  $     20.48  $     20.44
---------------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                                                         N/A  $     2,464  $     2,434
Shares outstanding                                                                                 N/A          125          125
Net asset value and offering price per share                                                       N/A  $     19.71  $     19.47
---------------------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                                                 $     2,475  $     2,464  $     2,434
Shares outstanding                                                                                 125          125          125
Net asset value and offering price per share                                               $     19.80  $     19.71  $     19.47
---------------------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                                                 $ 9,893,071  $ 9,847,309  $ 9,728,846
Shares outstanding                                                                             499,750      499,625      499,625
Net asset value and offering price per share                                               $     19.80  $     19.71  $     19.47
---------------------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
---------------------------------------------------------------------------------------------------------------------------------
Capital paid-in                                                                            $10,000,000  $10,000,000  $10,000,000
Undistributed net investment income                                                              7,245        9,211       26,193
Accumulated net realized gain (loss) from investments and other derivative transactions        (18,702)      (9,115)     (15,870)
Net unrealized appreciation (depreciation) of investments and other derivative
 transactions                                                                                  (90,522)    (145,395)    (274,175)
---------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                 $ 9,898,021  $ 9,854,701  $ 9,736,148
---------------------------------------------------------------------------------------------------------------------------------

N/A - ShortDuration is not authorized to issue Class B shares.

                                See accompanying notes to financial statements.

----
22

Statement of Operations (Unaudited)
For the Period December 20, 2004
(commencement of operations) through March 31, 2005

                                                                          Short                  High
                                                                       Duration       Core      Yield
-----------------------------------------------------------------------------------------------------
Investment Income                                                    $  89,811  $ 111,182  $ 173,481
-----------------------------------------------------------------------------------------------------
Expenses
Management fees                                                         15,084     17,875     20,660
12b-1 service fees - Class A                                                 2          2          2
12b-1 distribution and service fees - Class B                              N/A          7          7
12b-1 distribution and service fees - Class C                                7          7          7
Shareholders' servicing agent fees and expenses                             21         21         21
Custodian's fees and expenses                                            4,559      7,021      6,786
Trustees' fees and expenses                                                140        140        140
Professional fees                                                        5,212      5,212      5,212
Shareholders' reports - printing and mailing expenses                       57         57         57
Federal and state registration fees                                        285        285        285
Other expenses                                                             366        484        363
-----------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement    25,733     31,111     33,540
  Custodian fee credit                                                    (548)      (391)      (338)
  Expense reimbursement                                                 (7,112)    (9,736)    (8,151)
-----------------------------------------------------------------------------------------------------
Net expenses                                                            18,073     20,984     25,051
-----------------------------------------------------------------------------------------------------
Net investment income                                                   71,738     90,198    148,430
-----------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
  Investments                                                          (14,496)    (7,325)   (13,363)
  Futures                                                               (5,689)    (3,628)    (2,507)
  Forwards                                                               1,491      1,491         --
  Foreign currency transactions                                             (8)       348         --
Change in net unrealized appreciation (depreciation) of:
  Investments                                                          (91,222)  (140,449)  (240,166)
  Futures                                                                1,835      2,690     (6,503)
  Forwards                                                              (1,998)    (1,998)        --
  Foreign currency transactions                                            183        175         --
  Swaps                                                                    680     (5,814)   (27,506)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                               (109,224)  (154,510)  (290,045)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                $ (37,486) $ (64,312) $(141,615)
-----------------------------------------------------------------------------------------------------

N/A - Short Duration is not authorized to issue Class B Shares.

                                See accompanying notes to financial statements.

----
23

Statement of Changes in Net Assets (Unaudited)
For the Period December 20, 2004
(commencement of operations) through March 31, 2005

                                                                    Short Duration          Core   High Yield
-------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                  $    71,738  $    90,198  $   148,430
Net realized gain (loss) from:
  Investments                                                              (14,496)      (7,326)     (13,363)
  Futures                                                                   (5,689)      (3,628)      (2,507)
  Forwards                                                                   1,491        1,491           --
  Foreign currency transactions                                                 (8)         348           --
Change in net unrealized appreciation (depreciation) of:
  Investments                                                              (91,222)    (140,448)    (240,166)
  Futures                                                                    1,835        2,690       (6,503)
  Forwards                                                                  (1,998)      (1,998)          --
  Foreign currency transactions                                                183          175           --
  Swaps                                                                        680       (5,814)     (27,506)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                      (37,486)     (64,312)    (141,615)
-------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From undistributed net investment income:
    Class A                                                                    (15)         (19)         (30)
    Class B                                                                    N/A          (14)         (24)
    Class C                                                                    (10)         (14)         (24)
    Class R                                                                (64,468)     (80,940)    (122,159)
-------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                  (64,493)     (80,987)    (122,237)
-------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                                            10,000,000   10,000,000   10,000,000
-------------------------------------------------------------------------------------------------------------
Net increase in net assets from Fund share transactions                 10,000,000   10,000,000   10,000,000
-------------------------------------------------------------------------------------------------------------
Net increase in net assets                                               9,898,021    9,854,701    9,736,148
Net assets at the beginning of period                                           --           --           --
-------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                        $ 9,898,021  $ 9,854,701  $ 9,736,148
-------------------------------------------------------------------------------------------------------------
Balance of undistributed net investment income at the end of period    $     7,245  $     9,211  $    26,193
-------------------------------------------------------------------------------------------------------------

N/A - Short Duration is not authorized to issue Class B Shares.

                                See accompanying notes to financial statements.

----
24

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Investment Trust III (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Short Duration Bond Fund ("Short Duration"), Nuveen Core Bond Fund ("Core") and Nuveen High Yield Bond Fund ("High Yield") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust in 1998.

Short Duration ordinarily invests at least 80% of its assets in income producing short-term securities with the objective of providing high current income consistent with minimal fluctuations of principal.

Core ordinarily invests at least 80% of its assets in fixed income securities with the objective of providing total return.

High Yield ordinarily invests at least 80% of its assets in domestic and foreign corporate high yield debt securities, including zero coupon, payment in-kind and convertible bonds with the objective of maximizing total return.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
Prices of debt securities are generally provided by an independent pricing service approved by the Funds' Board of Trustees and based on the mean between the bid and asked prices. Exchange-listed securities and derivative instruments, other than futures, are generally valued at the last sales price on the exchange on which such securities or instruments are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq Official Closing Price. Securities or instruments traded on an exchange for which there are no transactions on a given day or securities or instruments not listed on an exchange are valued at the mean of the closing bid and asked prices. Futures contracts are valued using the closing settlement price or, in the absence of such a price, at the mean of the bid and asked prices. When price quotes are not readily available, the pricing service or, in the absence of a pricing service for a particular security or instrument, the Board of Trustees of the Funds, or its designee, may establish fair market value using a wide variety of market data including yields or prices of securities of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Trustee's designee. Short-term investments are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Securities purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At March 31, 2005, there were no such outstanding purchase commitments in any of the Funds.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Dividends and Distributions to Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Flexible Sales Charge Program
Each Fund offers Class A, C and R Shares. Core and High Yield also offer Class B Shares. Class A Shares are generally sold with an up-front sales charge and incur a .25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee


----
25
and a .25% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Futures Contracts
The Funds may invest in futures contracts for the purposes of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates, as a substitute for a position in the underlying asset, or to enhance the portfolio's return. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the changes in market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Swaps
The Funds may engage in swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund's basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk.

Dollar Rolls
The Funds may enter into mortgage "dollar rolls" in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contacts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls are referred to as TBAs in the Portfolio of Investments for each of the applicable Funds. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Mortgage dollar rolls are valued daily.

Foreign Currency Transactions
The Funds may engage in foreign currency exchange transactions in connection with their portfolio investments and assets and liabilities denominated in foreign currencies. Each Fund may engage in foreign currency forward, options and futures contracts. To the extent that a Fund invests in such contracts that are denominated in a currency other than U.S. dollars, the Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund's investments in securities denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if U.S. dollars fall in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and dividend income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.



----
26

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received.

Forward Foreign Currency Exchange Transactions
Generally, each Fund may enter into forward foreign currency exchange contracts only under two circumstances: (i) when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or
(ii) when the investment adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar or against another foreign currency. Forward foreign currency contracts are valued at the forward rate and are valued daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will generally not be entered into for terms greater than three months. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of Assets and Liabilities. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.


----
27

2. Fund Shares

Transactions in Fund shares for the period December 20, 2004 (commencement of operations) through March 31, 2005, were as follows:

                                       Short Duration
                                     -------------------
                                      Shares      Amount
                        --------------------------------
                        Shares sold:
                          Class A        125 $     2,500
                          Class C        125       2,500
                          Class R    499,750   9,995,000
                        --------------------------------
                        Net increase 500,000 $10,000,000
                        --------------------------------

                                            Core
                                     -------------------
                                      Shares      Amount
                        --------------------------------
                        Shares sold:
                          Class A        125 $     2,500
                          Class B        125       2,500
                          Class C        125       2,500
                          Class R    499,625   9,992,500
                        --------------------------------
                        Net increase 500,000 $10,000,000
                        --------------------------------

                                         High Yield
                                     -------------------
                                      Shares      Amount
                        --------------------------------
                        Shares sold:
                          Class A        125 $     2,500
                          Class B        125       2,500
                          Class C        125       2,500
                          Class R    499,625   9,992,500
                        --------------------------------
                        Net increase 500,000 $10,000,000
                        --------------------------------

3. Securities Transactions

Purchases and sales of investment securities (including maturities, but excluding Dollar Roll transactions and short-term investments) for the period December 20, 2004 (commencement of operations) through March 31, 2005, were as follows:

                                       Short
                                    Duration        Core  High Yield
            --------------------------------------------------------
            Purchases            $13,190,411 $14,614,215 $10,026,855
            Sales and maturities   3,259,239   3,973,521   1,246,251
            --------------------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on market discount securities, amortization of premium on debt securities, and timing differences in recognizing certain gains and losses on security transactions.

At March 31, 2005, the cost of investments were as follows:

                                      Short
                                   Duration        Core  High Yield
             ------------------------------------------------------
             Cost of investments $9,909,657 $10,637,571 $10,209,859
             ------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2005, were as follows:

                                                               Short                  High
                                                            Duration       Core      Yield
------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                                            $     500  $   3,524  $   3,818
  Depreciation                                             (130,202)  (154,863)  (267,081)
------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments $(129,702) $(151,339) $(263,263)
------------------------------------------------------------------------------------------


----
28

5. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), each Fund pays an annual management fee based upon a complex-wide management fee structure adopted for all funds sponsored by the Adviser. This fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each of the Funds is based upon the average daily net assets of each Fund as follows:

                                    Short Duration        Core  High Yield
                                        Fund-Level  Fund-Level  Fund-Level
     Average Daily Net Assets             Fee Rate    Fee Rate    Fee Rate
     ----------------------------------------------------------------------
     For the first $125 million              .3500%      .4500%      .5500%
     For the next $125 million               .3375       .4375       .5375
     For the next $250 million               .3250       .4250       .5250
     For the next $500 million               .3125       .4125       .5125
     For the next $1 billion                 .3000       .4000       .5000
     For net assets over $2 billion          .2750       .3750       .4750
     ----------------------------------------------------------------------

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

        Complex-Level Assets/(1)/                Complex-Level Fee Rate
        ----------------------------------------------------------------
        For the first $55 billion                                 .2000%
        For the next $1 billion                                   .1800
        For the next $1 billion                                   .1600
        For the next $3 billion                                   .1425
        For the next $3 billion                                   .1325
        For the next $3 billion                                   .1250
        For the next $5 billion                                   .1200
        For the next $5 billion                                   .1175
        For the next $15 billion                                  .1150
        For Managed Assets over $91 billion/(2)/                  .1400
        ----------------------------------------------------------------

(1)The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.
(2)With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

The Adviser agreed to waive part of its management fees or reimburse certain expenses of each Fund through July 31,2006, in order to limit total operating expenses (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding .65%, .75% and .90% of the average daily net assets of Short Duration, Core and High Yield, respectively. The Adviser may also voluntarily reimburse additional expenses from time to time. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

During the period December 20, 2004 (commencement of operations) through March 31, 2005, all 12b-1 fees charged to the Funds were retained by Nuveen Investments, LLC, a wholly owned subsidiary of Nuveen.

At March 31, 2005, Nuveen owned 499,500 shares of Class R of Short Duration, Core and High Yield. At March 31, 2005, the Adviser owned 125 shares of each of Core's and High Yield's Class A, B, C and R and 125, 125 and 250 shares of Short Duration Class A, C and R, respectively.



----
29

6. Announcement Regarding Parent Company of Adviser

In early April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. The settlement of transactions (C) and (D) above would likely be deemed to be an "assignment" (as defined in the 1940 Act) of the investment management agreements between the Funds and the Adviser, which would result in the automatic termination of each agreement under the 1940 Act. The Board of Trustees will consider approval of new ongoing investment management agreements for each Fund and the submission of those agreements for approval by each respective Fund's shareholders. Those agreements, if approved by a Fund's shareholders, would take effect upon such approval. There can be no assurance that these approvals will be obtained.

7. Subsequent Event - Distributions to Shareholders

The Funds declared dividend distributions from their net investment income which were paid on May 2, 2005, to shareholders of record on April 8, 2005, as follows:

                                  Short Duration   Core High Yield
              ----------------------------------------------------
              Dividend per share:
                Class A                   $.0390 $.0500     $.0820
                Class B                      N/A  .0375      .0695
                Class C                    .0265  .0375      .0695
                Class R                    .0430  .0540      .0860
              ----------------------------------------------------

N/A-Short Duration is not authorized to issue Class B shares.


----
30

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout the period:

Class (Inception Date)
                            Investment Operations       Less Distributions
                         ---------------------------  ----------------------                     ---------------------------
                                                                                                           Before Credit/
                                                                                                           Reimbursement
SHORT DURATION                                                                                          ------------------
                                                                                                                     Ratio
                                                                                                                    of Net
                                          Net                                                                      Invest-
                                    Realized/                                                           Ratio of      ment
                                   Unrealized                                                           Expenses    Income
               Beginning       Net    Invest-             Net                 Ending             Ending       to        to
                     Net   Invest-       ment         Invest-                    Net                Net  Average   Average
                   Asset      ment       Gain            ment  Capital         Asset     Total   Assets      Net       Net
                   Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)    (000)   Assets    Assets
-----------------------------------------------------------------------------------------------------------------------------
Class A (12/04)
  12/20/04 -
   3/31/05        $20.00      $.13      $(.21) $(.08)   $(.12)     $-- $(.12) $19.80      (.42)% $    2     1.16%*    2.07%*
Class C (12/04)
  12/20/04 -
   3/31/05         20.00       .09       (.21)  (.12)    (.08)      --  (.08)  19.80      (.60)       2     1.91*     1.33*
Class R (12/04)
  12/20/04 -
   3/31/05         20.00       .15       (.22)  (.07)    (.13)      --  (.13)  19.80      (.36)   9,893      .92*     2.30*
-----------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                Ratios/Supplemental Data
               ----------------------------------------------------
                      After            After Credit/
                 Reimbursement(c)     Reimbursement(d)
SHORT DURATION ------------------   ------------------
                            Ratio                Ratio
                           of Net               of Net
                          Invest-              Invest-
               Ratio of      ment   Ratio of      ment
               Expenses    Income   Expenses    Income
                     to        to         to        to
                Average   Average    Average   Average   Portfolio
                    Net       Net        Net       Net    Turnover
                 Assets    Assets     Assets    Assets        Rate
-------------------------------------------------------------------
Class A (12/04)
  12/20/04 -
   3/31/05          .90%*    2.33%*      .90%*    2.33%*        33%
Class C (12/04)
  12/20/04 -
   3/31/05         1.65*     1.58*      1.65*     1.58*         33
Class R (12/04)
  12/20/04 -
   3/31/05          .67*     2.56*       .65*     2.58*         33
-------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser.
(d)After custodian fee credit and expense reimbursement.

                                See accompanying notes to financial statements.

----
31

Selected data for a share outstanding throughout the period:

Class (Inception Date)
                           Investment Operations       Less Distributions
                        ---------------------------  ----------------------                     ---------------------------
                                                                                                         Before Credits/
                                                                                                          Reimbursement
CORE                                                                                                   ------------------
                                                                                                                    Ratio
                                                                                                                   of Net
                                         Net                                                                      Invest-
                                   Realized/                                                           Ratio of      ment
                                  Unrealized                                                           Expenses    Income
              Beginning       Net    Invest-             Net                 Ending             Ending       to        to
                    Net   Invest-       ment         Invest-                    Net                Net  Average   Average
                  Asset      ment       Gain            ment  Capital         Asset     Total   Assets      Net       Net
                  Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)    (000)   Assets    Assets
----------------------------------------------------------------------------------------------------------------------------
Class A (12/04)
  12/20/04 -
   3/31/05       $20.00      $.17      $(.31) $(.14)   $(.15)     $-- $(.15) $19.71      (.70)% $    2     1.35%*    2.64%*
Class B (12/04)
  12/20/04 -
   3/31/05        20.00       .12       (.30)  (.18)    (.11)      --  (.11)  19.71      (.89)       2     2.10*     1.89*
Class C (12/04)
  12/20/04 -
   3/31/05        20.00       .12       (.30)  (.18)    (.11)      --  (.11)  19.71      (.89)       2     2.10*     1.89*
Class R (12/04)
  12/20/04 -
   3/31/05        20.00       .18       (.31)  (.13)    (.16)      --  (.16)  19.71      (.64)   9,847     1.12*     2.88*
----------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
               Ratios/Supplemental Data
              ----------------------------------------------------
                               After            After Credits/
                          Reimbursement(c)     Reimbursement(d)
CORE                    ------------------   ------------------
                           Ratio                Ratio
                          of Net               of Net
                         Invest-              Invest-
              Ratio of      ment   Ratio of      ment
              Expenses    Income   Expenses    Income
                    to        to         to        to
               Average   Average    Average   Average   Portfolio
                   Net       Net        Net       Net    Turnover
                Assets    Assets     Assets    Assets     Rate(e)
------------------------------------------------------------------
Class A (12/04)
  12/20/04 -
   3/31/05        1.00%*    2.99%*     1.00%*    2.99%*        39%
Class B (12/04)
  12/20/04 -
   3/31/05        1.75*     2.24*      1.75*     2.24*         39
Class C (12/04)
  12/20/04 -
   3/31/05        1.75*     2.24*      1.75*     2.24*         39
Class R (12/04)
  12/20/04 -
   3/31/05         .77*     3.23*       .75*     3.24*         39
------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser.
(d)After custodian fee credit and expense reimbursement.
(e)Excluding Dollar Roll transactions.

                                See accompanying notes to financial statements.

----
32

Selected data for a share outstanding throughout the period:

Class (Inception Date)
                           Investment Operations       Less Distributions
                        ---------------------------  ----------------------                     ---------------------------
                                                                                                          Before Credit/
                                                                                                          Reimbursement
HIGH YIELD                                                                                             ------------------
                                                                                                                    Ratio
                                                                                                                   of Net
                                         Net                                                                      Invest-
                                   Realized/                                                           Ratio of      ment
                                  Unrealized                                                           Expenses    Income
              Beginning       Net    Invest-             Net                 Ending             Ending       to        to
                    Net   Invest-       ment         Invest-                    Net                Net  Average   Average
                  Asset      ment       Gain            ment  Capital         Asset     Total   Assets      Net       Net
                  Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)    (000)   Assets    Assets
----------------------------------------------------------------------------------------------------------------------------
Class A (12/04)
  12/20/04 -
   3/31/05       $20.00      $.28      $(.58) $(.30)   $(.23)     $-- $(.23) $19.47     (1.50)% $    2     1.44%*    4.79%*
Class B (12/04)
  12/20/04 -
   3/31/05        20.00       .24       (.57)  (.33)    (.20)      --  (.20)  19.47     (1.69)       2     2.19*     4.04*
Class C (12/04)
  12/20/04 -
   3/31/05        20.00       .24       (.57)  (.33)    (.20)      --  (.20)  19.47     (1.69)       2     2.19*     4.04*
Class R (12/04)
  12/20/04 -
   3/31/05        20.00       .30       (.59)  (.29)    (.24)      --  (.24)  19.47     (1.44)   9,729     1.20*     5.03*
----------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
               Ratios/Supplemental Data
              ----------------------------------------------------
                                         After            After Credit/
                                    Reimbursement(c)     Reimbursement(d)
HIGH YIELD                        ------------------   ------------------
                           Ratio                Ratio
                          of Net               of Net
                         Invest-              Invest-
              Ratio of      ment   Ratio of      ment
              Expenses    Income   Expenses    Income
                    to        to         to        to
               Average   Average    Average   Average   Portfolio
                   Net       Net        Net       Net    Turnover
                Assets    Assets     Assets    Assets        Rate
------------------------------------------------------------------
Class A (12/04)
  12/20/04 -
   3/31/05        1.15%*    5.08%*     1.15%*    5.08%*        16%
Class B (12/04)
  12/20/04 -
   3/31/05        1.90*     4.33*      1.90*     4.33*         16
Class C (12/04)
  12/20/04 -
   3/31/05        1.90*     4.33*      1.90*     4.33*         16
Class R (12/04)
  12/20/04 -
   3/31/05         .91*     5.32*       .90*     5.33*         16
------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser.
(d)After custodian fee credit and expense reimbursement.

                                See accompanying notes to financial statements.

----
33

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

See Schedule I in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to this registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment hereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: EX-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference. EX-99.906 CERT attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III
             --------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                          -------------------------------------------
                         Jessica R. Droeger
                         Vice President and Secretary

Date June 8, 2005
     ----------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date June  8, 2005
     ----------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                          -------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date June 8, 2005
     ----------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.